Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%
Bloomberg US Universal Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			2.04%	0.06%	1.73%
ICE BofAML U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			5.25%	2.46%	1.77%
I
Prospectus [Line Items]
Average Annual Return, Percent			5.27%	2.95%	3.22%
Performance Inception Date		Dec. 08, 2014
I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.09%	0.95%	1.50%
I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.09%	1.45%	1.73%

[1]	Effective March 1, 2025, the Bloomberg US Aggregate Bond Index is the fund’s new primary benchmark.The benchmark changes were made to more accurately reflect the principal investment strategies of the fund. From June 3, 2024 to March 1, 2025, the fund’s primary benchmark was the Bloomberg US Universal Bond Index, and that index is now a secondary index for the fund.Prior to June 3, 2024, the fund’s primary benchmark was the ICE BofAML U.S. 3-Month Treasury Bill Index, which is no longer a benchmark for the fund. The June 3, 2024 benchmark changes were made to comply with new regulatory requirements.